Subsequent Events (Details) - $ / shares	1 Months Ended		3 Months Ended		7 Months Ended
	Jan. 23, 2015	Jan. 22, 2014	Apr. 23, 2015	Apr. 22, 2014	Aug. 14, 2015	Aug. 10, 2015	Jul. 23, 2015
Common Unitholders
Dividend declared	$ 0.2325	$ 0.2325	$ 0.2345	$ 0.2325			$ 0.2365
Dividend paid					$ 0.2365
Preferred unit-holders
Dividend declared	$ 0.21375	$ 0.21375	$ 0.21575	$ 0.21375			$ 0.21775
Dividend paid						$ 0.21775